Consolidated Statement of Stockholders Equity (USD $) In Thousands, except Share data	Total	Series A Convertible Preferred Stock	Common Stock	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total Dryships Inc. Stockholders Equity	Noncontrolling Interests [Member]
BALANCE Value, as of at Dec. 31, 2008	$ 1,291,572		$ 706		$ 1,148,365	$ (44,847)	$ 187,348	$ 1,291,572
Shares Issued Beginning Balance at Dec. 31, 2008			70,600,000
Net income/(loss)	(12,031)						(19,209)	(19,209)	7,178
Issuance of common stock and warrants, value	1,030,063		2,096		1,027,967			1,030,063
Issuance of common stock and warrants, shares			209,645,000
Issuance of non-vested shares, value			1		(1)
Issuance of non-vested shares, shares			81,271
Equity component of convertible notes and other	125,336				125,336			125,336
Issuance of subsidiary shares to non controlling interest	358,125				(37,511)	9,738		(27,773)	385,898
Issuance of new stock, value	268,000	522			267,478			268,000
Issuance of new stock, shares		52,238,806
Acquisition of non controlling interest	(318,000)				84,814	(6,331)		78,483	(396,483)
Shareholder's contribution of cancellation fees for vessels acquisitions	19,958				19,958			19,958
Other comprehensive income/(loss)	11,448					8,041		8,041	3,407
Amortization of stock based compensation	38,071				38,071			38,071
Dividends on preferred stock	7,497				7,497		(7,497)
BALANCE Value, as of at Dec. 31, 2009	2,812,542	522	2,803		2,681,974	(33,399)	160,642	2,812,542
Shares Issued Ending Balance at Dec. 31, 2009		52,238,806	280,326,271
Net income/(loss)	190,450						188,327	188,327	2,123
Issuance of non-vested shares, value			45		(45)
Issuance of non-vested shares, shares			4,504,800
Equity component of convertible notes and other	74,500				74,500			74,500
Issuance of subsidiary shares to non controlling interest	488,301				(164,223)	11,131		(153,092)	641,393
Issuance of new stock, value	341,874		848		341,026			341,874
Issuance of new stock, shares			84,818,706
Acquisition of non controlling interest	(15,729)				(16,038)	309		(15,729)
Other comprehensive income/(loss)	(16,609)					(16,795)		(16,795)	186
Amortization of stock based compensation	24,200				24,200			24,200
Dividends on preferred stock	13,624				13,624		(13,624)
BALANCE Value, as of at Dec. 31, 2010	3,899,529	522	3,696		2,955,018	(38,754)	335,345	3,255,827	643,702
Shares Issued Ending Balance at Dec. 31, 2010		52,238,806	369,649,777
Net income/(loss)	(47,286)						(70,128)	(70,128)	22,842
Issuance of non-vested shares, value			90		(90)
Issuance of non-vested shares, shares			9,016,800
Issuance of subsidiary shares to non controlling interest	48,687				(77,083)	1,852		(75,231)	123,918
Issuance of new stock, value		65			(65)
Issuance of new stock, shares		6,532,979
Other comprehensive income/(loss)	11,164					8,292		8,292	2,872
Amortization of stock based compensation	26,568				26,568			26,568
Dividends on preferred stock	4,466				4,466		(4,466)
Conversion of preferred stock into common stock, value		(587)	461		126
Conversion of preferred stock into common stock, shares		(58,771,785)	46,095,517
Issuance of treasury stock, value				(10)	10
Issuance of treasury stock, shares	1,000,000			(1,000,000)
BALANCE Value, as of at Dec. 31, 2011	$ 3,938,662		$ 4,247	$ (10)	$ 2,908,950	$ (28,610)	$ 260,751	$ 3,145,328	$ 793,334
Shares Issued Ending Balance at Dec. 31, 2011			424,762,094	(1,000,000)